Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
46.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2022 and 2023 are as follows:

	2022		2023
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	12,154,088	12,503,445
Contingent guarantees		4,565,829	4,337,751
ABS and ABCP purchase agreements		1,496,604	1,533,047

		18,216,521	18,374,243

Commitments to extend credit:
Loan commitments in won		83,451,887	88,913,555
Loan commitments in foreign currency		25,052,284	26,970,371
Other agreements (*)		96,984,654	96,194,944

		205,488,825	212,078,870

Endorsed bills:
Secured endorsed bills		10,025	44
Unsecured endorsed bills		7,046,806	10,519,665

		7,056,831	10,519,709

	~~W~~	230,762,177	240,972,822

(*)
Unused credit commitments provided to the card customers are included, the amounts are
~~W~~
90,452,012 million for the year ended December 31, 2022 and
~~W~~
90,832,893 million for the year ended December 31, 2023.

(b)	Pending litigations

The	Group’s pending lawsuits as a defendant as of December 31, 2023 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The Plaintiff believes that the group of lenders including the Group unfairly sold two oil drilling vessels that are the core assets for borrowers and it caused losses to other bankrupt creditors of the borrower. Therefore, the Plaintiff filed a lawsuit for damages.	The first trial is ongoing as of December 31, 2023

Loss claim	1		64,748	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2023

Loss claim	1		36,436	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2023

Sinmun-ro, Jongno-gu Agency work PFV fraudulent trusts Cancellation lawsuit (Geosam Co., Ltd.)	1	43,630	The plaintiff, who claims to be the original owner of the trust building, claims that the currently registered trust registration should be canceled as fraudulent trust, and requested payment of approximately
~~W~~
				43.6 billion in value compensation.	The first trial is ongoing as of December 31, 2023

Others	749		553,663	It includes various cases, such as compensation for loss claim.

	753	~~W~~	731,573

As of the December 31, 2023, the Group has recorded
~~W~~
31,371 million and
~~W~~
3,594 million, respectively, as provisions and incurred claims element of insurance contract liabilities for litigations, etc., which have been decided to lose at the first trial. The outcome of the remaining litigations other than those accounted for provisions, etc. are not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.

(c)
As a Prime Brokerage Service operator, the Group entered into a total return swap agreement (“TRS”, derivatives that exchange profits and losses from underlying assets such as stocks, bonds and funds) with a fund operated by Lime Asset Management (“Lime Fund”). Through TRS with the Group, the Lime Fund invested approximately $200 million in IIG Global Trade Finance Fund, IIG Trade Finance Fund, and IIG Trade Finance
Fund-FX
Hedge (“IIG Fund”) from May 2017 to September 2017. The

Group invested the IIG Fund in LAM Enhanced Finance III L.P (“LAM III Fund”) in kind and acquired the LAM III Fund’s beneficiary certificates in accordance with the management instructions of Lime Asset Management in 2019. The recoverable value of the LAM III Fund beneficiary certificates is affected by the recoverable value of the IIG Fund invested in kind.
Meanwhile, IIG Fund received cancellation of registration and asset freeze from the US Securities and Exchange Commission in November 2019. The Financial Supervisory Service (FSS) announced in its interim inspection of Lime Fund in February 2020 that the Group is charged of being involved in poor concealment and fraud of Lime Fund while operating TRSs with Lime Fund, and a related prosecution investigation has been under way since then.
Institutional sanctions (banned from the sale of new private equity funds and etc. for six months) against the Group was finalized by the Financial Services Commission on November 12, 2021.
In addition, the prosecution arrested and indicted the former director of Prime Brokerage Services for fraud charges and violation of the Capital Market and Financial Investment Services Act. Finally, the former director of Prime Brokerage Services was found guilty.
The prosecution indicted the Group and the former director of Prime Brokerage Services on January 22, 2021 for violating ‘Financial Investment Services and Capital Markets Act’, and the Group was sentenced to a fine of
~~W~~
50 million for neglection its duty of supervision. However, the Group believes that additional legal liability that may arise in the future in relation to the above incident is not high.
Considering the board resolutions and the results of the Financial Supervisory Service’s dispute settlement committee, the Group has been completed or will be carried out the compensation and liquidity supply for some of the Lime Fund sales in the future.

(d)
The Group has sold Gen2 related trust instruments from May 2014 to November 2019. As of December 31, 2023, approximately
~~W~~
420 billion, the entire outstanding balance, is suspended from redemption and delayed in repayment. In accordance with a resolution of the Board of Directors on September 28, 2021, the Group has decided to pay 40% of the investment principal to the customers who have agreed to the suspension of redemption and settle the amount upon investment recovery. On August 29, 2023, the Board of Directors decided to proceed with privatization using the post-settlement method. In addition, on December 8, 2023, the Board of Directors decided to privatize
NH-UK
Peterborough Power Plant Trust and others through a post-settlement method
.

(e)
The Group is responsible for the completion of construction when the contractor fails to fulfill its responsibilities. In case the Group fails to fulfill its responsibility, it is in the process of a responsible-for-completion
land trust project (133 cases other than the new residential and commercial apartment project in Mugeo-dong Nam-gu, Ulsan (excluding completed workplaces)) to compensate for damages incurred to the financial institutions, and for the period ended December 31, 2023, the total PF commitment amount of PF loan financial institutions is
~~W~~
3,284.2 billion on a temporary basis,
~~W~~
3,846.4 billion on a limit basis, and the total PF loans amounted to
~~W~~
5,567.6 billion.

The amount of claim for damages of the Group is determined after identifying whether it is a damage caused by the Group’s failure to fulfill its responsibilities, and the scope of damages to be compensated by the Group may change depending on the results of lawsuits that are in progress as of December 31, 2023 or that will proceed after the end of the current period. As of December 31, 2022, the risk of the Group to bear the responsibility to complete the project is low, and the loss cannot be reliably measured, hence this was not reflected in the financial statements for the period ended December 31, 2022. Meanwhile, the process of each business sites will be continuously monitored.
Meanwhile, the construction company’s responsibility for completion of a total of 56 land trust projects, including
9-1
Sihwa MTV Bandalseom,
Ansan-si,
Gyeonggi-do, which the consolidated entity is in progress as of the end of the current period, has not been fulfilled. The total PF commitment amount of PF loan financial institutions invested in the relevant business site at the end of the current period is
~~W~~
774.7 billion on a temporary basis and
~~W~~
831.5 billion on a limit basis, and the PF loan amount is
~~W~~
1,520.2 billion.
In addition, the completion deadline for a total of 8 land trust projects, including the Sanho-dong multiplex in Masan
Happo-gu,
Changwon-si, Gyeongsangnam-do, which the consolidated entity is in progress as of the end of the current period, has passed. The total PF commitment amount of PF loan financial institutions invested in the relevant business site at the end of the current period is
~~W~~
166.1 billion on a temporary basis and
~~W~~
149.6 billion on a limit basis, and the PF loan amount is
~~W~~
304 billion.

(f)
An investigation by the Financial Supervisory Service regarding the sale of Equity

Linked Trust (ELT) and an investigation by the Fair Trade Commission regarding unfair collaborative practices by four commercial banks are in progress, and the results cannot be predicted at this moment.